Stockholders’ Equity (Deficit)	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023
Stockholders' Deficit [Abstract]
Stockholders’ Equity (Deficit)

Note 13 — Stockholders’ Equity (Deficit)

Before reverse recapitalization

Given the consideration of retroactive adjustments, upon incorporation in March 20, 2022, the Company’s authorized shares were 145,000,000 shares of Common Stock with a par value of $0.0001 per share.

After reverse recapitalization

Upon consummation of the business combination on September 29, 2023, Each share of Estrella’s Common Stock was converted into 0.2407 shares of the Company’s Common Stock.

The Company’s authorized shares of Common Stock is 250,000,000 with a par value of $0.0001 per share (the “Common Stock”). Given the retroactive effect of the reverse recapitalization, as of June 30, 2023, there were 978,243 shares of Common Stock issued and outstanding.

Issuance of Common Stock upon the reverse recapitalization (see Note 3)

On September 29, 2023, upon the consummation of the Business Combination, the Company issued an aggregate total of 1,701,232 Common Stock to UPTD’s shareholders.

The following table presents the number of the Company’s ordinary shares issued upon the Reverse Recapitalization:

Ordinary Shares
UPTD’s Common Stock outstanding prior to Reverse Recapitalization	2,329,920
Less: redemption of UPTD’s Common Stock	(628,688)
Total shares issued upon the Reverse Recapitalization	1,701,232

Conversion of Series A Preferred Stock and the Series AA Preferred Stock

Immediately prior to the consummation of the business combination on September 29, 2023, all shares of Estrella Series A and Series AA Preferred Stock were converted into Estrella Common Stock and then into Merger Consideration Shares which is amounted to 28,888,675 shares of Common Stock based on an exchange ratio of 0.2407 determined by the total number of shares of Estrella Common Stock outstanding at the Effective Time in accordance with the Merger Agreement.

PIPE investment shares

In connection with the Merger, on September 14, 2023, UPTD entered into subscription agreements (the “Subscription Agreements”) with each of Plentiful Limited, a Samoan limited company (“Plentiful Limited”) and Lianhe World Limited (“Lianhe World,” together with Plentiful Limited, collectively, the “PIPE Investors”). Concurrently with the closing of the Business Combination, the Company issued 500,000 shares of Common Stock to each of Plentiful Limited and Lianhe World, respectively, for aggregate proceeds of $10,000,000.

Within thirty days following the date of the Closing, each PIPE Investor will also be entitled to receive 704,819 shares of Common Stock. Within five days following the date that is 24 months following the Closing (the “24-Month Date”), if the VWAP of Common Stock for the fifteen trading days prior to the 24-Month Date (the “24-Month Date VWAP”) is less than $8.30, then each of them will be entitled to a number of shares of Common Stock equal to (i) (A) 8.30 minus (B) the 24-Month Date VWAP multiplied by (ii) (A) the number of Shares held by the Investor on the 24-Month Date minus (B) the number of Shares acquired by the Investor following the Closing divided by 10.00.

Warrants

In connection with the reverse recapitalization, the Company has assumed 2,215,000 Public Warrants outstanding. Public Warrants met the criteria for equity classification.

Each whole Warrant entitles the registered holder to purchase one whole share of the Company’s Common Stock at a price of $11.50 per share. Pursuant to the warrant agreement, a warrant holder may exercise its Warrants only for a whole number of shares of Common Stock. This means that only a whole Warrant may be exercised at any given time by a warrant holder. No fractional Warrants will be issued upon separation of the Units and only whole Warrants will trade. The Warrants will expire five years after the completion of the Company’s initial Business Combination, at 5:00 p.m., New York City time, or earlier upon redemption or liquidation.

The Company has agreed that as soon as practicable, but in no event later than 30 business days, after the closing of the initial Business Combination, it will use its reasonable commercially reasonable efforts to file, and within 60 business days following its initial Business Combination to have declared effective, a registration statement for the registration, under the Securities Act, of the shares of Common Stock issuable upon exercise of the Warrants.

The Company will use its commercially reasonable efforts to maintain the effectiveness of such registration statement, and a current prospectus relating thereto, until the expiration of the Warrants in accordance with the provisions of the warrant agreement. No Warrants will be exercisable for cash unless the Company has an effective and current registration statement covering the Common Stock issuable upon exercise of the Warrants and a current prospectus relating to such shares of Common Stock. Notwithstanding the above, if the Company’s Common Stock is at the time of any exercise of a Warrant not listed on a national securities exchange such that it satisfies the definition of a “covered security” under Section 18(b)(1) of the Securities Act, the Company may, at its option, require holders of Warrants who exercise their Warrants to do so on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act and, in the event it so elect, it will not be required to file or maintain in effect a registration statement, but it will be required to use its commercially reasonable efforts to register or qualify the shares under applicable blue sky laws to the extent an exemption is not available.

Once the Warrants become exercisable, the Company may call the Warrants for redemption:

•        in whole and not in part;

•        at a price of $0.01 per Warrant;

•        upon not less than 30 days’ prior written notice of redemption (the “30-day redemption period”) to each warrant holder; and

•        if, and only if, the reported last sale price of the Common Stock equals or exceeds $16.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on third business day before the Company send the notice of redemption to the warrant holders.

The Company accounted for the 2,215,000 public Warrants assumed from the merger as equity instruments in accordance with ASC 480, “Distinguishing Liabilities from Equity” and ASC 815-40, “Derivatives and Hedging: Contracts in Entity’s Own Equity”.

Note 8 — Stockholders’ Deficit

Common Stock — The Company is authorized to issue 145,000,000 shares of common stock with a par value of $0.0001 per share (the “Common Stock”). As of June 30, 2023 and 2022, there were 4,063,500 and 176,000 shares of Common Stock issued and outstanding, respectively.